Leases - Disclosure of Detailed Information About Amounts Recognised in Profit or Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	¥ 61	¥ 97
The expense relating to short-term leases	380	404
The expense relating to leases of low-value assets	104	107
The expense relating to variable lease payments	¥ 2	¥ 2